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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------

This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Columbus Hill Capital Management, L.P.
Address:   830 Morris Turnpike
           Short Hills, NJ, 08831

Form 13F File Number: 028-12244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Newmark
Title:   Chief Financial Officer
Phone:   973-921-3424

Signature, Place, and Date of Signing:


/s/ David Newmark                          Short Hills, NJ       August 13, 2007
------------------------------------   -----------------------   ---------------
(Signature)                                 (City, State)             (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3
Form 13F Information Table Entry Total:           34
Form 13F Information Table Value Total:      707,844
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number   Name

      1    028-12245              CHC Partners, L.L.C.
      2    028-12247              Kevin D. Eng
      3    028-12246              Howard T. Kaminsky

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                           FORM 13F INFORMATION TABLE

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
COLUMN 1                    COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
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                            TITLE OF                 VALUE    SHRS OR   SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS       CUSIP     (x1000)   PRN AMT   PRN  CALL    DISCRETION    MANAGERS     SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALCATEL-LUCENT           SPONSORED ADR  013904305    42,000  3,000,000  SH         Shared-Defined   1, 2, 3  3,000,000       0     0
ALLEGHENY TECHNOLOGIES
INC                      COM            01741R102    10,488    100,000  SH         Shared-Defined   1, 2, 3    100,000       0     0
ALPHA NATURAL RESOURCES
INC                      COM            02076X102    14,553    700,000  SH         Shared-Defined   1, 2, 3    700,000       0     0
BEAZER HOMES USA INC     COM            07556QAL9     8,992    364,500  SH         Shared-Defined   1, 2, 3    364,500       0     0
CAMECO CORP              COM            13321L108    25,260    497,100  SH         Shared-Defined   1, 2, 3    497,100       0     0
CANADIAN SOLAR INC       COM            136635109     1,417    150,729  SH         Shared-Defined   1, 2, 3    150,729       0     0
COMCAST CORP NEW         CL A           20030N101    28,120  1,000,000  SH         Shared-Defined   1, 2, 3  1,000,000       0     0
CONSOL ENERGY INC        COM            20854P109    17,798    386,000  SH         Shared-Defined   1, 2, 3    386,000       0     0
CORNING INC              COM            219350105    12,775    500,000  SH         Shared-Defined   1, 2, 3    500,000       0     0
DAIMLERCHRYSLER AG       ORD            D1668R123    74,024    800,000  SH         Shared-Defined   1, 2, 3    800,000       0     0
D R HORTON INC           COM            23331A109     8,717    437,400  SH         Shared-Defined   1, 2, 3    437,400       0     0
DELTA AIR LINES INC DEL  COM NEW        247361702    13,200    670,065  SH         Shared-Defined   1, 2, 3    670,065       0     0
EXCO RESOURCES INC       COM            269279402       872     50,000  SH         Shared-Defined   1, 2, 3     50,000       0     0
FORD MTR CO DEL          COM PAR $0.01  345370860     9,420  1,000,000  SH         Shared-Defined   1, 2, 3  1,000,000       0     0
FREEPORT-MCMORAN COPPER
& GO                     COM            35671D857    14,079    170,000  SH         Shared-Defined   1, 2, 3    170,000       0     0
FRIEDMAN BILLINGS
RAMSEY GRO               CL A           358434108       683    125,000  SH         Shared-Defined   1, 2, 3    125,000       0     0
GENERAL ELECTRIC CO      COM            369604103    15,312    400,000  SH         Shared-Defined   1, 2, 3    400,000       0     0
GENERAL MTRS CORP        COM            370442105    56,700  1,500,000  SH         Shared-Defined   1, 2, 3  1,500,000       0     0
GOODYEAR TIRE & RUBR CO  COM            382550101   107,756  3,100,000  SH         Shared-Defined   1, 2, 3  3,100,000       0     0
HALLIBURTON CO           COM            406216101    24,150    700,000  SH         Shared-Defined   1, 2, 3    700,000       0     0
HERCULES INC             COM            427056106    18,363    934,500  SH         Shared-Defined   1, 2, 3    934,500       0     0
HOVANIAN ENTERPRISES
INC                      CL A           442487203     1,673    101,200  SH         Shared-Defined   1, 2, 3    101,200       0     0
INDYMAC BANCORP INC      COM            456607100    29,170  1,000,000  SH         Shared-Defined   1, 2, 3  1,000,000       0     0
ISLE OF CAPRI CASINOS
INC                      COM            464592104    14,400    601,000  SH         Shared-Defined   1, 2, 3    601,000       0     0
KB HOME                  COM            48666K109     6,693    170,000  SH         Shared-Defined   1, 2, 3    170,000       0     0
LUNDIN MINING CORP       COM            550372106     6,051    500,000  SH         Shared-Defined   1, 2, 3    500,000       0     0
NABORS INDUSTRIES LTD    SHS            G6359F103    13,352    400,000  SH         Shared-Defined   1, 2, 3    400,000       0     0
NORTHWEST AIRLS CORP     COM            667280408     5,107    230,035  SH         Shared-Defined   1, 2, 3    230,035       0     0
QUALCOMM INC             COM            747525103    26,034    600,000  SH         Shared-Defined   1, 2, 3    600,000       0     0
RTI INTL METALS INC      COM            74973W107    71,602    950,000  SH         Shared-Defined   1, 2, 3    950,000       0     0
SIEMENS A G              SPONSORED ADR  826197501     3,577     25,000  SH         Shared-Defined   1, 2, 3     25,000       0     0
TOUSA INC                COM            872962105     1,746    416,720  SH         Shared-Defined   1, 2, 3    416,720       0     0
TITANIUM METALS CORP     COM NEW        888339207     7,975    250,000  SH         Shared-Defined   1, 2, 3    250,000       0     0
WEYERHAEUSER CO          COM            962166104    15,786    200,000  SH         Shared-Defined   1, 2, 3    200,000       0     0
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